Note 7 - Deposits (Details) - Deposits (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Deposits (Details) - Deposits [Line Items]
Demand	0.00%	0.00%
Demand (in Dollars)	$ 51,707,667	$ 48,677,819
Demand	10.80%	10.00%
NOW	0.34%	0.35%
NOW (in Dollars)	111,561,440	86,601,344
NOW	23.30%	17.80%
Money market	0.43%	0.47%
Money market (in Dollars)	171,948,057	204,740,175
Money market	35.80%	42.00%
Savings	0.20%	0.21%
Savings (in Dollars)	23,619,332	23,726,095
Savings	4.90%	4.90%
Total weighted average rate	0.47%	0.49%
Total balance (in Dollars)	479,818,282	487,318,939
Total percentage of deposits	100.00%	100.00%
Deposits Not Including Time Deposits [Member]
Note 7 - Deposits (Details) - Deposits [Line Items]
Total weighted average rate	0.32%	0.36%
Total balance (in Dollars)	358,836,496	363,745,433
Total percentage of deposits	74.80%	74.60%
Certificates of Deposit 0 - 1.99% [Member]
Note 7 - Deposits (Details) - Deposits [Line Items]
Weighted average rate	0.84%	0.78%
Balance (in Dollars)	117,499,869	117,625,137
Percentage of deposits	24.50%	24.10%
Certificates of Deposit 2 - 3.99% [Member]
Note 7 - Deposits (Details) - Deposits [Line Items]
Weighted average rate	2.27%	2.46%
Balance (in Dollars)	3,481,917	5,259,772
Percentage of deposits	0.70%	1.10%
Certificates of Deposit 4.00 - 6.00% [Member]
Note 7 - Deposits (Details) - Deposits [Line Items]
Weighted average rate	0.00%	4.28%
Balance (in Dollars)		688,597
Percentage of deposits	0.00%	0.10%
Certificates of Deposits [Member]
Note 7 - Deposits (Details) - Deposits [Line Items]
Weighted average rate	0.88%	0.87%
Balance (in Dollars)	$ 120,981,786	$ 123,573,506
Percentage of deposits	25.20%	25.40%